Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 93.3%
Issuer	Shares	Value ($)
Communication Services 3.8%
Diversified Telecommunication Services 3.8%
AT&T, Inc.	1,575,000	37,311,750
Verizon Communications, Inc.	1,025,000	55,011,750
Total		92,323,500
Total Communication Services		92,323,500
Consumer Discretionary 5.3%
Hotels, Restaurants & Leisure 2.2%
Darden Restaurants, Inc.	85,000	12,343,700
McDonald’s Corp.	170,000	41,610,900
Total		53,954,600
Household Durables 1.0%
Newell Brands, Inc.	525,000	12,468,750
Whirlpool Corp.	60,000	12,076,200
Total		24,544,950
Specialty Retail 1.6%
Best Buy Co., Inc.	125,000	12,080,000
Home Depot, Inc. (The)	80,000	25,266,400
Total		37,346,400
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	315,000	12,883,500
Total Consumer Discretionary		128,729,450
Consumer Staples 11.8%
Beverages 4.5%
Coca-Cola Co. (The)	900,000	56,016,000
PepsiCo, Inc.	325,000	53,215,500
Total		109,231,500
Food & Staples Retailing 0.5%
Walgreens Boots Alliance, Inc.	260,000	11,983,400
Food Products 2.2%
Bunge Ltd.	157,500	16,466,625
JM Smucker Co. (The)	90,000	12,127,500
Kraft Heinz Co. (The)	625,000	24,512,500
Total		53,106,625
Household Products 2.0%
Procter & Gamble Co. (The)	310,000	48,325,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 2.6%
Altria Group, Inc.	375,000	19,233,750
Philip Morris International, Inc.	425,000	42,954,750
Total		62,188,500
Total Consumer Staples		284,835,925
Energy 9.3%
Oil, Gas & Consumable Fuels 9.3%
Chevron Corp.	550,000	79,200,000
Exxon Mobil Corp.	1,300,000	101,946,000
Pioneer Natural Resources Co.	85,000	20,366,000
Valero Energy Corp.	290,000	24,217,900
Total		225,729,900
Total Energy		225,729,900
Financials 18.4%
Banks 10.6%
Bank of America Corp.	675,000	29,835,000
JPMorgan Chase & Co.	680,000	96,424,000
M&T Bank Corp.	150,000	27,334,500
PNC Financial Services Group, Inc. (The)	140,000	27,895,000
Truist Financial Corp.	585,000	36,398,700
U.S. Bancorp	665,000	37,599,100
Total		255,486,300
Capital Markets 4.2%
Ares Capital Corp.	625,000	13,650,000
BlackRock, Inc.	27,500	20,456,975
Morgan Stanley	500,000	45,370,000
State Street Corp.	265,000	22,612,450
Total		102,089,425
Consumer Finance 0.5%
OneMain Holdings, Inc.	235,000	11,980,300
Insurance 2.6%
MetLife, Inc.	360,000	24,318,000
Principal Financial Group, Inc.	265,000	18,719,600
Progressive Corp. (The)	185,000	19,597,050
Total		62,634,650
Columbia Dividend Opportunity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	500,000	11,920,000
Total Financials		444,110,675
Health Care 14.0%
Biotechnology 2.8%
AbbVie, Inc.	450,000	66,496,500
Health Care Providers & Services 1.0%
CVS Health Corp.	240,000	24,876,000
Pharmaceuticals 10.2%
Bristol-Myers Squibb Co.	725,000	49,785,750
Johnson & Johnson	525,000	86,399,250
Merck & Co., Inc.	650,000	49,777,000
Pfizer, Inc.	1,275,000	59,848,500
Total		245,810,500
Total Health Care		337,183,000
Industrials 8.2%
Aerospace & Defense 2.3%
General Dynamics Corp.	65,000	15,239,250
Raytheon Technologies Corp.	400,000	41,080,000
Total		56,319,250
Air Freight & Logistics 2.5%
CH Robinson Worldwide, Inc.	120,000	11,601,600
United Parcel Service, Inc., Class B	230,000	48,396,600
Total		59,998,200
Electrical Equipment 0.7%
Eaton Corp. PLC	110,000	16,971,900
Machinery 1.7%
Caterpillar, Inc.	155,000	29,074,900
Stanley Black & Decker, Inc.	75,000	12,202,500
Total		41,277,400
Road & Rail 1.0%
Union Pacific Corp.	100,000	24,595,000
Total Industrials		199,161,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 11.1%
Communications Equipment 3.0%
Cisco Systems, Inc.	1,100,000	61,347,000
Juniper Networks, Inc.	375,000	12,671,250
Total		74,018,250
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	300,000	12,120,000
IT Services 1.2%
International Business Machines Corp.	235,000	28,789,850
Semiconductors & Semiconductor Equipment 4.7%
Broadcom, Inc.	95,000	55,806,800
QUALCOMM, Inc.	135,000	23,218,650
Texas Instruments, Inc.	205,000	34,847,950
Total		113,873,400
Technology Hardware, Storage & Peripherals 1.7%
HP, Inc.	675,000	23,193,000
Seagate Technology Holdings PLC	165,000	17,021,400
Total		40,214,400
Total Information Technology		269,015,900
Materials 2.2%
Chemicals 2.2%
Dow, Inc.	425,000	25,058,000
Nutrien Ltd.	325,000	27,946,750
Total		53,004,750
Total Materials		53,004,750
Real Estate 6.1%
Equity Real Estate Investment Trusts (REITS) 6.1%
AvalonBay Communities, Inc.	50,000	11,929,500
Crown Castle International Corp.	120,000	19,990,800
Kimco Realty Corp.	575,000	13,529,750
Life Storage, Inc.	135,000	17,089,650
Medical Properties Trust, Inc.	875,000	17,797,500
Simon Property Group, Inc.	160,000	22,009,600
VICI Properties, Inc.	675,000	18,873,000
Welltower, Inc.	300,000	24,987,000
Total		146,206,800
Total Real Estate		146,206,800

2	Columbia Dividend Opportunity Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 3.1%
Electric Utilities 3.1%
American Electric Power Co., Inc.	215,000	19,489,750
Duke Energy Corp.	250,000	25,102,500
Entergy Corp.	175,000	18,411,750
FirstEnergy Corp.	300,000	12,555,000
Total		75,559,000
Total Utilities		75,559,000
Total Common Stocks (Cost $1,715,884,431)		2,255,860,650

Convertible Preferred Stocks 6.2%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	11,000	11,896,500
Total Communication Services			11,896,500
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	80,000	11,657,600
Total Consumer Discretionary			11,657,600
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	160,000	12,168,000
Total Financials			12,168,000
Health Care 1.2%
Health Care Equipment & Supplies 1.2%
Becton Dickinson and Co.	6.000%	225,000	12,073,500
Danaher Corp.	5.000%	11,000	16,381,655
Total			28,455,155
Total Health Care			28,455,155
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Industrials 0.4%
Professional Services 0.4%
Clarivate PLC	5.250%	185,000	11,333,100
Total Industrials			11,333,100
Utilities 3.1%
Electric Utilities 0.5%
NextEra Energy, Inc.	6.219%	250,000	12,525,000
Multi-Utilities 2.6%
DTE Energy Co.	6.250%	750,000	37,995,000
NiSource, Inc.	7.750%	215,000	23,862,850
Total			61,857,850
Total Utilities			74,382,850
Total Convertible Preferred Stocks (Cost $132,978,339)			149,893,205

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.168%(b),(c)	4,318,680	4,317,384
Total Money Market Funds (Cost $4,317,325)		4,317,384
Total Investments in Securities (Cost: $1,853,180,095)		2,410,071,239
Other Assets & Liabilities, Net		7,391,340
Net Assets		2,417,462,579

Columbia Dividend Opportunity Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Dividend Opportunity Fund, February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2022, the total value of these securities amounted to $11,896,500, which represents 0.49% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at February 28, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.168%
	3,382,291	370,674,458	(369,739,424)	59	4,317,384	(3,503)	6,279	4,318,680
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Dividend Opportunity Fund | Third Quarter Report 2022

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3QT140_05_M01_(04/22)